Loans by Risk Ratings (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans			$ 721,333
Total loans	907,157	909,470	722,434
Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans			217,746
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			7,704
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			25,138
Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans			470,745
Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		820,463	721,333
Total loans	822,394	820,463
Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	226,564	212,497
Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,793	2,241
Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	22,505	23,887
Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	571,532	581,838
Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	84,763	89,007
Acquired Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	67,164	57,953
Acquired Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	780	799
Acquired Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,817	2,418
Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	15,002	27,837
Conventional and Home Equity Loan
Financing Receivable, Recorded Investment [Line Items]
Total loans			469,000
Conventional and Home Equity Loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			109
Conventional and Home Equity Loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			5,489
Conventional and Home Equity Loan | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans			463,402
Real Estate Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans			148,424
Total loans	228,859	234,264	148,343
Real Estate Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans			125,405
Real Estate Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			5,266
Real Estate Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			17,753
Real Estate Commercial | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		178,574	148,424
Total loans	175,142	178,574
Real Estate Commercial | Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	142,020	152,162
Real Estate Commercial | Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	971	1,212
Real Estate Commercial | Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,055	14,732
Real Estate Commercial | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,096	10,468
Real Estate Commercial | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	53,717	55,690
Real Estate Commercial | Acquired Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	51,513	45,644
Real Estate Commercial | Acquired Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans		300
Real Estate Commercial | Acquired Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,770	2,037
Real Estate Commercial | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	434	7,709
Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans			12,731
Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans			10,506
Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			1,166
Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			1,059
Commercial and Municipal Loan
Financing Receivable, Recorded Investment [Line Items]
Total loans			83,835
Total loans	109,482	107,750	83,982
Commercial and Municipal Loan | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans			81,835
Commercial and Municipal Loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			1,163
Commercial and Municipal Loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans			837
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans			7,343
Total loans	6,926	7,304	7,365
Consumer | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans			7,343
Consumer | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		6,595	7,343
Total loans	6,284	6,595
Consumer | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,284	6,595
Consumer | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	642	709
Consumer | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	642	709
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	545,476	540,740
Residential Real Estate | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	533,367	526,381
Residential Real Estate | Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,674
Residential Real Estate | Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans		112
Residential Real Estate | Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,806	6,871
Residential Real Estate | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	520,887	519,398
Residential Real Estate | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,109	14,359
Residential Real Estate | Acquired Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans		381
Residential Real Estate | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,109	13,978
Real Estate Land And Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,414	19,412	12,731
Real Estate Land And Construction | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		15,233	12,731
Total loans	11,808	15,233
Real Estate Land And Construction | Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,485	5,834
Real Estate Land And Construction | Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	697	761
Real Estate Land And Construction | Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,506	1,527
Real Estate Land And Construction | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,120	7,111
Real Estate Land And Construction | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,606	4,179
Real Estate Land And Construction | Acquired Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,553	1,922
Real Estate Land And Construction | Acquired Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	236	239
Real Estate Land And Construction | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,817	2,018
Commercial | Originated Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans		93,680	83,835
Total loans	95,793	93,680
Commercial | Originated Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	74,385	54,501
Commercial | Originated Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	125	156
Commercial | Originated Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,138	757
Commercial | Originated Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans	20,145	38,266
Commercial | Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,689	14,070
Commercial | Acquired Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,098	10,387
Commercial | Acquired Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	544	260
Commercial | Acquired Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	47
Commercial | Acquired Loans | Not formally rated
Financing Receivable, Recorded Investment [Line Items]
Total loans		$ 3,423